Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended		5 Months Ended		8 Months Ended		11 Months Ended	12 Months Ended
	Dec. 16, 2025	Sep. 16, 2025	Feb. 28, 2026	Nov. 30, 2025	May 31, 2026	Feb. 28, 2026	Aug. 31, 2026	May 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000263378
Account Value [Line Items]
Line Graph and Table Measure Name										Man Active Income ETF (NAV)
Accumulated Value		$ 10,000		$ 10,180		$ 10,393		$ 10,658	$ 10,924
C000263377
Account Value [Line Items]
Line Graph and Table Measure Name										Man Active High Yield ETF (NAV)
Accumulated Value		10,000		10,140		10,295		10,534	10,991
C000267519
Account Value [Line Items]
Line Graph and Table Measure Name										Man Active Emerging Markets Alternative ETF (NAV)
Accumulated Value	$ 10,000		$ 11,860		$ 12,780		$ 12,564
C000267520
Account Value [Line Items]
Line Graph and Table Measure Name										Man Active Trend Enhanced ETF (NAV)
Accumulated Value	10,000		10,548		12,316		12,460
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US 3-Month Treasury Bill Index
Accumulated Value		10,000		10,076		10,167		10,258	10,351
ICE BofA Global High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA Global High Yield Index
Accumulated Value		10,000		10,055		10,225		10,328	10,431
MSCI EM (USD NDTR) Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EM (USD NDTR) Index
Accumulated Value	10,000		11,931		13,051		12,892
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Total Return Index
Accumulated Value	$ 10,000		$ 10,138		$ 11,204		$ 11,393
Barclays Global-Aggregate Total Return Index Value Hedged USD
Account Value [Line Items]
Line Graph and Table Measure Name										Barclays Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		10,000		10,080		10,225		10,136	10,081
Barclays Global-Aggregate Total Return Index Value Hedged USD
Account Value [Line Items]
Line Graph and Table Measure Name										Barclays Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		$ 10,000		$ 10,080		$ 10,225		$ 10,136	$ 10,081